UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2623

Date of fiscal year end:

4/30

Date of reporting period:  10/31/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2010

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Semi-Annual Shareholder’s letter

April 30, 2010 to October 31, 2010

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Semi-Annual Report.  This report covers a very short period of time (six months) and in our opinion is not representative of long term (3 to 5 year) performance.

The Semi-Annual Report is comprehensive for the time period covered, but I would like to offer you some highlights.  Pacific Financial Mutual Funds are comprised of five mutual funds, they are; The Core Equity Fund, The Explorer Fund, The International Fund, The Tactical Fund and The Strategic Conservative Fund.  There are two classes of shares, Institutional and Investor.  At the end of this period (October 31, 2010) there was about $160,323,833 under management in these funds.  Of that amount about 10.92% or $17,514,284 was invested in Investors class shares with the balance (about 89.07%) being invested in Institutional class shares (the prospectus clearly explains the differences in these two type of shares).  In the interest of clarity, I will be referring to the performance of the Institutional Class of shares in this commentary; this information is available for the Investor Class shares in the Semi-Annual Report.  The same investment methods and strategies were used in both classes of shares, but because of the different characteristics of the shares there are some variances in performance between the two.  I refer you to the Semi-Annual Report to see the differences in detail.

The performance of the funds during the six month period ending October, 2010 was mixed.  The Core Equity Institutional Class shares was down 3.07% for the period, with its benchmark, the S&P 500 Total Return was up 0.74%.  The Explorer Institutional shares struggled a bit and were down 3.16% as compared to its benchmark’s (The S&P 500 Total Return) return of 0.74%.  The International Fund Institutional shares were up 17.70% as compared to its benchmark, The MSCI EAFE Index’s return of 5.74%.  The Strategic Conservative Institutional shares return was 5.39% as compared to its benchmark’s (The Barclays US Govt/Credit Intermediate Total Return Index) return of 5.09%.

The Core Equity struggled slightly underperformed for this period.  Its performance of -3.07%% was about 3.81% less than its benchmark’s performance of 0.74%.  The performance of this portfolio suffered from some of its investments in Small Cap and Mid Cap Value positions as well as some Equal Weighted and Capitalization Weighted positions.  The portfolio earned profits in Small Cap and Mid Cap Growth investments as well as large Cap positions.

The Explorer Fund has also had a tough time during this period.  Its performance was -3.16% as compared to The S&P 500’s 0.74%.  The fund benefited from investments in Large Cap positions, Mid Cap issues as well as investments in software, real estate, health care and steel.  The portfolio lost money in technology, commodities and various sectors.

The International Fund dramatically outperformed it’s benchmark (the MSCI EAFE Index).  Its performance was 17.70% as compared to the MSCI EAFE’s 5.74%.  The fund benefited from investments in Columbia, China, Peru, Chile, Israel, Malaysia, South Africa, Sweden, Spain, Thailand, Turkey, Brazil, Indonesia and Global Real Estate.  The fund was penalized for investments in India, Austria, Belgium, Mexico and a Total World Index Fund.

We believe Strategic Conservative Fund has done very well.  Its performance for the period was 5.39%, as compared to it’s benchmark’s (Barclays US Govt/Credit Intermediate Total Return Index) return of 5.09%.  Our strategy of using superior active fixed income managers in the fund is proving itself effective.  During this period positive contributions were made by The Harbor Bond Fund, Frontegra Columbus, PIMCO GNMA, PIMCO Total Return and the Osterweis Strategic Income Fund.  We had minor losses with Columbia US Treasury, Ridgeworth US Govt Securities and the TCW Total Return Bond Fund.  We are pleased with the performance of this fund.

The Tactical Funds goal is to not lose money over any 12 month rolling period of time, and where possible earn a reasonable return for its investors.  This period it’s goals were well met.  The return of the Tactical Fund was 2.54%, as compared to its benchmark’s (90 Day Treasury Bill Index) 0.08%.  Tactical benefited from investments in the Harbor Bond Fund, iShares Barclays Intermediate Credit ETF, the Osterweis Strategic Income Fund, the Pimco Total Return Fund and the Vanguard Intermediate Term Bond Fund.  We lost a small amount of money on the Driehaus Active Income Fund and the PIMCO Fund.  We are pleased with the performance of this fund.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.E.O. & Senior Portfolio Manager

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The Pacific Financial Funds made no distributions during the period under review.  The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.  Before investing you should carefully consider the investment objectives, risks, chares and expenses of the Pacific Financial family of Funds.  This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-800-451-TPFG.  The prospectus should be read carefully before investing.  The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA.

 The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.  The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.  The Barclays US Govt/Credit Intermediate Total Return Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses.  The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity. Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

NLD Review Code: 1863-NLD-12/14/2010

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	-3.07%	13.31%	-7.94%
Pacific Financial Core Equity Fund - Investor Class	-3.47%	12.46%	12.98%**
S&P 500 Total Return Index	0.74%	16.52%	-5.15%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Equity Exchange Traded Funds	100.06%
Other, Cash & Cash Equivalents Less Liabilities	-0.06%
Total	100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Explorer Fund - Institutional Class	-3.16%	11.56%	-7.55%
Pacific Financial Explorer Fund - Investor Class	-3.66%	11.21%	10.88%**
S&P 500 Total Return Index	0.74%	16.52%	-5.15%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Index	44.72%
Consumer Goods / Staples	10.17%
Energy	10.02%
REIT	9.85%
Internet	9.57%
Materials	8.08%
Telecommunications	7.04%
Other, Cash & Cash Equivalents Less Liabilities	0.55%
Total	100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

				Since Inception
		Six Months	One Year	(7/2/07)
Pacific Financial International Fund - Institutional Class		17.70%	23.36%	-10.53%
Pacific Financial International Fund - Investor Class		17.46%	22.48%	10.47%**
MSCI EAFE Index		5.74%	8.36%	-7.23%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

	Top Holdings By Industry	% of Net Assets
	International	36.89%
	Chile	8.27%
	Brazil	8.13%
	Columbia	8.12%
	Peru	7.99%
	Indonesia	7.97%
	Thailand	7.90%
	Turkey	7.73%
	Sweden	6.97%
	Other, Cash & Cash Equivalents Less Liabilities	0.03%
	Total	100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	5.39%	8.30%	2.34%
Pacific Financial Strategic Conservative Fund - Investor Class	4.89%	7.45%	4.13%**
Barclays Capital Intermediate Government Index	5.09%	6.35%	7.10%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The Barclays Capital Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	99.52%
Other, Cash & Cash Equivalents Less Liabilities	0.48%
Total	100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Tactical Fund - Institutional Class	2.54%	5.10%	1.06%
Pacific Financial Tactical Fund - Investor Class	2.15%	4.39%	4.24%**
90 Day Treasury Bill Index	0.08%	0.12%	1.42%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	89.99%
Other, Cash & Cash Equivalents Less Liabilities	10.01%
Total	100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2010

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 100.06%
	EQUITY FUNDS - 100.06%
32,007	iShares Morningstar Small Value Index Fund	$ 2,418,577
57,866	iShares Russell Midcap Value Index Fund	2,426,321
53,727	iShares S&P MidCap 400 Growth Index Fund	4,913,334
112,428	iShares S&P SmallCap 600/BARRA Growth Index Fund	7,353,915
272,222	PowerShares Dynamic Large Cap Value Portfolio	4,870,052
136,414	Powershares QQQ	7,119,447
122,497	Rydex S&P 500 Pure Growth ETF	4,956,229
65,489	SPDR Dow Jones Industrial Average ETF Trust	7,289,581
96,224	SPDR Dow Jones Mid Cap Value ETF	4,885,966
49,299	Vanguard Extended Market ETF	2,444,737
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $45,397,315)	48,678,159

	SHORT-TERM INVESTMENTS - 0.45%
	MONEY MARKET FUND - 0.45%
217,352	Milestone Treasury Obligations Portfolio, 0.01%*( Cost - $217,352)	217,352

	TOTAL INVESTMENTS - 100.51% ( Cost - $45,614,667) (a)	$ 48,895,511
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.51%)	(247,365)
	TOTAL NET ASSETS - 100.00%	$ 48,648,146

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,284,982
	Unrealized depreciation	(4,138)
	Net unrealized appreciation	$ 3,280,844

* Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2010

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.45%
	CONSUMER GOODS/STAPLES - 10.17%
12,800	Vanguard Consumer Discretionary ETF	$ 724,864

	ENERGY - 10.02%
22,449	PowerShares Dynamic Energy Sector Portfolio	714,087

	INDEX - 44.72%
7,582	Guggenheim Multi-Asset Income ETF	150,275
22,748	PowerShares NXQ Portfolio *	676,298
611	SPDR S&P 500 ETF Trust	72,422
11,424	Vanguard Mid-Cap Value Index Fund	572,571
11,815	WisdomTree MidCap Dividend Fund	568,538
11,680	WisdomTree MidCap Earnings Fund	577,926
12,904	WisdomTree SmallCap Dividend Fund	569,711
		3,187,741
	INTERNET - 9.57%
19,755	PowerShares NASDAQ Internet Portfolio *	682,338

	MATERIALS - 8.08%
8,391	iShares Dow Jones US Basic Materials Sector Index Fund	575,958

	REIT - 9.85%
12,872	Vanguard REIT ETF	702,168

	TELECOMMUNICATIONS - 7.04%
7,908	Vanguard Telecommunication Services ETF	501,921

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,469,667)	7,089,077

	SHORT-TERM INVESTMENTS - 0.83%
	MONEY MARKET FUND - 0.83%
58,847	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $58,847)	58,847

	TOTAL INVESTMENTS - 100.28% ( Cost - $6,528,514) (a)	$ 7,147,924
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.28%)	(19,747)
	TOTAL NET ASSETS - 100.00%	$ 7,128,177

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 619,410
	Unrealized depreciation	-
	Net unrealized appreciation	$ 619,410

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2010

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.97%
	BRAZIL - 8.13%
33,630	Market Vectors Brazil Small-Cap ETF	2,020,154

	CHILE - 8.27%
27,081	iShares MSCI Chile Investable Market Index Fund	2,053,823

	COLUMBIA - 8.12%
43,830	Global X/InterBolsa FSTE Colombia 20 ETF	2,017,057

	INDONESIA - 7.97%
22,265	Market Vectors - Indonesia Index ETF	1,979,804

	INTERNATIONAL 36.89%
55,902	First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund	1,978,931
39,304	iShares S&P Global Industrials Sector Index Fund	1,975,529
18,348	Market Vectors - Coal ETF	728,416
52,384	SPDR Dow Jones Global Real Estate ETF	1,982,734
26,017	Vanguard FTSE All World ex-US Small-Cap ETF	2,497,892
		9,163,502
	PERU - 7.99%
42,481	iShares MSCI All Peru Capped Index Fund	1,984,288

	SWEDEN - 6.97%
59,273	iShares MSCI Sweden Index Fund	1,730,772

	THAILAND -7.90%
31,020	iShares MSCI Thailand Index Fund	1,964,186

	TURKEY - 7.73%
25,954	iShares MSCI Turkey Index Fund	1,920,336

	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,992,160)	24,833,922

	SHORT-TERM INVESTMENT - 38.63%
	MONEY MARKET FUND - 38.63%
9,595,515	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $9,595,515)	9,595,515

	TOTAL INVESTMENTS - 138.60% (Cost - $32,587,675) (a)	$ 34,429,437
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.60%)	(9,588,801)
	TOTAL NET ASSETS - 100.00%	$ 24,840,636

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,841,515
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,841,515

* Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2010

Shares	Description	Value
	OPEN ENDED MUTUAL FUNDS - 99.52%
	DEBT MUTUAL FUNDS - 99.52%
276,039	DoubleLine Total Return Bond Fund	$ 3,083,350
309,964	Frontegra Columbus Core Plus Fund	10,343,492
959,236	Harbor Bond Fund	12,633,136
1,155	iShares Barclays Aggregate Bond Fund	125,375
646,475	Metropolitan West High Yield Bond Fund	6,949,601
315,513	Neuberger Berman Core Bond Fund	3,432,783
11,425	PIMCO Enhanced Short Maturity Strategy Fund	1,154,153
151,887	PIMCO Income Fund	1,723,916
1,080,679	PIMCO Total Return Fund	12,633,139
292,379	The Osterweis Strategic Income Fund	3,461,762
26,795	Vanguard Intermediate-Term Bond ETF	2,327,414
	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $56,176,745)	57,868,121

	SHORT-TERM INVESTMENTS - 0.97%
	MONEY MARKET FUND - 0.97%
562,966	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $562,966)	562,966

	TOTAL INVESTMENTS - 100.49% (Cost - $56,739,711) (a)	$ 58,431,087
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.49%)	(284,093)
	TOTAL NET ASSETS - 100.00%	$ 58,146,994

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,697,849
	Unrealized depreciation	(6,473)
	Net unrealized appreciation	$ 1,691,376

* Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2010

Shares	Description	Value
	OPEN ENDED MUTUAL FUNDS - 89.99%
	DEBT FUNDS - 89.99%
166,575	Harbor Bond Fund	$ 2,193,791
41,015	PIMCO Enhanced Short Maturity Strategy Fund	4,143,335
412,670	PIMCO Total Return Fund	4,824,107
405,825	The Osterweis Strategic Income Fund	4,804,974
19,615	SPDR Barclays Capital TIPS ETF	1,081,767
22,124	Vanguard Intermediate-Term Bond ETF	1,921,691
39,611	Vanguard Short-Term Investment Grade Fund	431,759
	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $18,917,186)	19,401,424

	SHORT-TERM INVESTMENTS - 13.00%
	MONEY MARKET FUND - 13.00%
2,802,591	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $2,802,591)	2,802,591

	TOTAL INVESTMENTS - 102.99% (Cost - $21,719,777) (a)	$ 22,204,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.99%)	(644,135)
	TOTAL NET ASSETS - 100.00%	$ 21,559,880

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 488,013
	Unrealized depreciation	(3,775)
	Net unrealized appreciation	$ 484,238

* Money market fund; interest rate reflects seven day effective yield on October 31, 2010

See accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 45,614,667	$ 6,528,514	$ 32,587,675	$ 56,739,711	$ 21,719,777
Investments in securities, at value	48,895,511	7,147,924	34,429,437	58,431,087	22,204,015
Receivable for securities sold	250,527	159,156	111,890	-	-
Interest and dividends receivable	9,446	-	15	105,201	14,936
Receivable for fund shares sold	11,681	3,294	12,103	29,429	12,656
Prepaid expenses and other assets	11,434	9,380	9,593	12,810	10,633
Total Assets	49,178,599	7,319,754	34,563,038	58,578,527	22,242,240

Liabilities:
Payable for securities purchased	375,726	158,549	9,673,136	312,258	623,489
Payable for fund shares redeemed	67,354	15,003	21,150	25,042	23,394
Investment advisory fees payable	43,313	5,853	12,571	48,264	15,319
Fees payable to other affiliates	17,475	4,642	4,673	19,470	7,376
Distribution (12b-1) fees payable	14,307	1,940	3,979	15,288	4,623
Accrued expenses and other liabilities	12,278	5,590	6,894	11,211	8,159
Total Liabilities	530,453	191,577	9,722,403	431,533	682,360

Net Assets	$ 48,648,146	$ 7,128,177	$ 24,840,635	$ 58,146,994	$ 21,559,880

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	52,680,686	7,137,638	27,183,570	56,909,244	21,196,072
Accumulated undistributed net investment
income/(loss)	(139,481)	(76,423)	(7,601)	59,112	146,103
Accumulated net realized gain/(loss) on investments	(7,173,903)	(552,448)	(4,177,096)	(512,738)	(266,533)
Net unrealized appreciation/(depreciation) on investments	3,280,844	619,410	1,841,762	1,691,376	484,238

Net Assets	$ 48,648,146	$ 7,128,177	$ 24,840,635	$ 58,146,994	$ 21,559,880

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 42,574,429	$ 6,236,069	$ 22,125,577	$ 52,044,106	$ 19,829,367
Shares of Beneficial Interest Outstanding	5,610,402	812,749	3,428,792	5,322,975	1,966,177
Net asset value, offering and redemption
price per share (a)	$ 7.59	$ 7.67	$ 6.45	$ 9.78	$ 10.09

Investor Class Shares
Net assets	$ 6,073,717	$ 892,108	$ 2,715,058	$ 6,102,888	$ 1,730,513
Shares of Beneficial Interest Outstanding	808,580	116,732	424,794	626,270	$ 173,309
Net asset value, offering and redemption
price per share (a)	$ 7.51	$ 7.64	$ 6.39	$ 9.74	$ 9.99

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements

STATEMENTS OF OPERATIONS
For the Six-Months Ended October 31, 2010 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 322,219	$ 45,692	$ 110,390	$ 973,162	$ 350,312
Interest	204	45	34	84	129
Total Investment Income	322,423	45,737	110,424	973,246	350,441

Expenses:
Investment advisory fees	262,474	58,158	58,321	243,812	109,535
Administration service fees	74,826	16,577	16,715	69,505	31,227
Distribution (12b-1) fees - Institutional Class	61,393	13,648	13,861	57,847	26,378
Distribution (12b-1) fees - Investor Class	16,901	3,565	2,875	12,424	4,022
Registration fees	14,490	14,490	14,280	14,490	14,420
Professional fees	11,609	4,294	4,183	11,222	5,850
Custodian fees	3,940	2,812	1,920	4,192	2,912
Compliance officer fees	6,304	1,396	1,401	5,855	2,631
Trustees' fees and expenses	3,140	3,087	3,115	3,127	3,122
Printing and postage expense	2,181	741	1,189	2,181	1,467
Transfer agent fees	1,690	1,389	2,458	1,708	820
Insurance expense	1,232	868	350	875	886
Miscellaneous expenses	1,724	1,135	1,151	1,275	1,068
Net Expenses	461,904	122,160	121,819	428,513	204,338

Net Investment Income (Loss)	(139,481)	(76,423)	(11,395)	544,733	146,103

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/loss from investments	(3,709,002)	(1,183,368)	(39,314)	1,057,735	353,465
Net change in unrealized appreciation /
(depreciation) on investments	2,997,556	751,555	1,622,533	975,681	21,529
Net Realized and Unrealized Gain/Loss	(711,446)	(431,813)	1,583,219	2,033,416	374,994

Net Increase/Decrease in Net Assets
Resulting From Operations	$ (850,927)	$ (508,236)	$ 1,571,824	$ 2,578,149	$ 521,097

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2010	Year Ended	October 31, 2010	Year Ended	October 31, 2010	Year Ended
	(unaudited)	April 30, 2010	(unaudited)	April 30, 2010	(unaudited)	April 30, 2010
Operations:
Net investment income (loss)	$ (139,481)	$ (123,004)	$ (76,423)	$ (297,060)	$ (11,395)	$ 113,936
Distributions received from underlying
investment companies	-	-	-	-	-	102
Net realized gain/(loss) from investments	(3,709,002)	9,224,075	(1,183,368)	5,872,597	(39,314)	1,426,847
Net change in unrealized appreciation /
(depreciation) on investments	2,997,556	(786,346)	751,555	(514,090)	1,622,533	55,954
Net Increase / (Decrease) in Net Assets
Resulting From Operations	(850,927)	8,314,725	(508,236)	5,061,447	1,571,824	1,596,839

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	(10,538)	-	(17,326)	-	(103,312)
Investor Class	-	(604)	-	-	-	(3,360)
Total Distributions to Shareholders	-	(11,142)	-	(17,326)	-	(106,672)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	25,080,405	52,159,935	16,812,571	43,226,563	14,963,744	17,444,198
Investor Class	5,763,746	3,255,584	1,729,614	2,696,004	2,674,715	1,007,475
Reinvestment of dividends and distributions
Institutional Class	-	10,538	-	17,326	-	103,283
Investor Class	-	603	-	-	-	3,360
Cost of shares redeemed
Institutional Class	(29,713,558)	(39,082,984)	(15,719,104)	(50,665,470)	(14,316,779)	(2,754,675)
Investor Class	(2,112,508)	(1,264,741)	(1,058,862)	(2,615,628)	(867,224)	(214,530)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(981,915)	15,078,935	1,764,219	(7,341,205)	2,454,456	15,589,111

Total Increase / (Decrease) in Net Assets	(1,832,842)	23,382,518	1,255,983	(2,297,084)	4,026,280	17,079,278

Net Assets:
Beginning of Year	50,480,988	27,098,470	5,872,194	8,169,278	20,814,355	3,735,077
End of Period **	$ 48,648,146	$ 50,480,988	$ 7,128,177	$ 5,872,194	$ 24,840,635	$ 20,814,355
** Includes undistributed net investment
income (loss) at end of period	$ (139,481)	$ -	$ (76,423)	$ -	$ (7,601)	$ 3,794

Share Activity
Institutional Class:
Shares Sold	3,567,271	7,537,665	2,368,620	6,353,251	2,460,266	3,281,353
Shares Reinvested	-	1,434	-	2,289	-	18,745
Shares Redeemed	(4,117,140)	(6,188,839)	(2,269,232)	(6,978,527)	(2,684,770)	(520,448)
Net increase / (decrease) in shares of
beneficial interest outstanding	(549,869)	1,350,260	99,388	(622,987)	(224,504)	2,779,650

Investor Class:
Shares Sold	807,150	475,266	240,966	384,154	433,435	188,579
Shares Reinvested	-	82	-	-	-	612
Shares Redeemed	(289,830)	(190,950)	(152,316)	(359,150)	(157,132)	(40,702)
Net increase in shares of
beneficial interest outstanding	517,320	284,398	88,650	25,004	276,303	148,489

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Six Months Ended		Six Months Ended
	October 31, 2010	Year Ended	October 31, 2010	Year Ended
	(unaudited)	April 30, 2010	(unaudited)	April 30, 2010
Operations:
Net investment income	$ 544,733	$ 937,732	$ 146,103	$ 356,362
Distributions received from underlying
investment companies	-	57,835	-	16,153
Net realized gain/(loss) from investments	1,057,735	195,484	353,465	499,495
Net change in unrealized appreciation /
(depreciation) on investments	975,681	740,675	21,529	429,236
Net Increase / (Decrease) in Net Assets
Resulting From Operations	2,578,149	1,931,726	521,097	1,301,246

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(501,972)	(878,427)	-	(20,138)
Investor Class	(20,560)	(22,394)	-	-
Total Distributions to Shareholders	(522,532)	(900,821)	-	(20,138)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	28,221,253	43,064,696	14,254,277	27,255,409
Investor Class	5,459,935	1,691,898	1,802,235	658,928
Reinvestment of dividends and distributions
Institutional Class	499,214	876,561	-	20,104
Investor Class	20,560	22,394	-	-
Cost of shares redeemed
Institutional Class	(22,519,806)	(19,276,948)	(17,318,684)	(27,410,393)
Investor Class	(1,028,402)	(233,394)	(590,898)	(192,343)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	10,652,754	26,145,207	(1,853,070)	331,705

Total Increase / (Decrease) in Net Assets	12,708,371	27,176,112	(1,331,973)	1,612,813

Net Assets:
Beginning of Year	45,438,623	18,262,511	22,891,853	21,279,040
End of Period **	$ 58,146,994	$ 45,438,623	$ 21,559,880	$ 22,891,853
** Includes undistributed net investment
income/(loss) at end of period	$ 59,112	$ 36,911	$ 146,103	$ -

Share Activity
Institutional Class:
Shares Sold	2,937,577	4,667,030	1,454,596	2,867,304
Shares Reinvested	51,499	95,504	-	2,081
Shares Redeemed	(2,350,260)	(2,080,220)	(1,764,946)	(2,892,082)
Net increase / (decrease) in shares of
beneficial interest outstanding	638,816	2,682,314	(310,350)	(22,697)

Investor Class:
Shares Sold	565,086	183,385	183,033	68,951
Shares Reinvested	2,122	2,455	-	-
Shares Redeemed	(107,380)	(25,310)	(60,597)	(20,244)
Net increase in shares of
beneficial interest outstanding	459,828	160,530	122,436	48,707

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
				Institutional Class
		Six Months Ended		Year Ended		Year Ended	Period Ended
		October 31, 2010		April 30,		April 30,	April 30,
		(unaudited)		2010		2009	2008 *

Net asset value, beginning of period		$ 7.83		$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.02)		(0.03)		0.00	(0.03)
	Net realized and unrealized gain (loss)	(0.22)		2.23		(3.59)	(0.75)
	Total from investment operations	(0.24)		2.20		(3.59)	(0.78)

Less distributions from:
	Net Investment Income	-		0.00	(2)	-	-
Total distributions		-		0.00		-	-

Net asset value, end of period		$ 7.59		$ 7.83		$ 5.63	$ 9.22

Total return (3,4)		-3.07%		39.11%		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 42,574		$ 48,216		$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (5)	1.71%	(6)	1.87%		2.24%	2.10%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.71%	(6)	1.98%	(7)	2.18%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.48%	(6)	-0.42%		0.05%	-0.38%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (5,8)	-0.48%	(6)	-0.31%		-0.01%	-0.48%	(6)
	Portfolio turnover rate	342%	(9)	582%		197%	85%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
				Investor Class
		Six Months Ended		Year Ended		Period Ended
		October 31, 2010		April 30,		April 30,
		(unaudited)		2010		2009 *

Net asset value, beginning of period		$ 7.78		$ 5.62		$ 6.01
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)		(0.08)		(0.04)
	Net realized and unrealized gain (loss)	(0.23)		2.24		(0.35)
	Total from investment operations	(0.27)		2.16		(0.39)

Less distributions from:
	Net Investment Income	-		(0.00)	(2)	-
Total distributions		-		(0.00)		-

Net asset value, end of period		$ 7.51		$ 7.78		$ 5.62

Total return (3,4)		-3.47%		38.47%		-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,074		$ 2,265		$ 39
	Ratios of expenses to
	average net assets: (5)	2.46%	(6)	2.62%		2.47%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-1.27%	(6)	-1.11%		-2.04%	(6)
	Portfolio turnover rate	342%	(8)	582%		197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
				Institutional Class
		Six Months Ended		Year Ended		Year Ended	Period Ended
		October 31, 2010		April 30,		April 30,	April 30,
		(unaudited)		2010		2009	2008 *

Net asset value, beginning of period		$ 7.92		$ 6.10		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.05)		(0.10)		0.02	(0.09)
	Net realized and unrealized gain (loss)	(0.20)		1.95		(3.14)	(0.69)
	Total from investment operations	(0.25)		1.85		(3.12)	(0.78)

Less distributions from:
	Net Investment Income	-		(0.03)		-	-
Total distributions		-		(0.03)		-	-

Paid in capital from redemption fees		-		-		-	0.00	(2)

Net asset value, end of period		$ 7.67		$ 7.92		$ 6.10	$ 9.22

Total return (3,4)		-3.16%		30.30%		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,236		$ 5,649		$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	2.04%	(6)	1.88%		2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	2.04%	(6)	2.00%	(7)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-1.27%	(6)	-1.46%		0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	-1.27%	(6)	-1.34%		0.11%	-1.27%	(6)
	Portfolio turnover rate	771%	(9)	872%		639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Period Ended
		October 31, 2010		April 30,	April 30,
		(unaudited)		2010	2009 *

Net asset value, beginning of period		$ 7.93		$ 6.09	$ 6.41
Activity from investment operations:
	Net investment income (loss) (1)	(0.07)		(0.16)	(0.03)
	Net realized and unrealized gain (loss)	(0.22)		2.00	(0.29)
	Total from investment operations	(0.29)		1.84	(0.32)

Net asset value, end of period		$ 7.64		$ 7.93	$ 6.09

Total return (2,3)		-3.66%		30.21%	-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 892		$ 223	$ 19
	Ratios of expenses to
	average net assets: (4)	2.79%	(5)	2.63%	2.42%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	-1.85%	(5)	-2.20%	-1.73%	(5)
	Portfolio turnover rate	771%	(7)	872%	639%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not Annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
				Institutional Class
		Six Months Ended		Year Ended		Year Ended	Period Ended
		October 31, 2010		April 30,		April 30,	April 30,
		(unaudited)		2010		2009	2008 *

Net asset value, beginning of period		$ 5.48		$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.00		0.05		0.07	0.02
	Net realized and unrealized gain (loss)	0.97		1.18		(5.08)	(0.09)
	Total from investment operations	0.97		1.23		(5.01)	(0.07)

Less distributions from:
	Net Investment Income	-		(0.03)		-	(0.11)
	Net Realized Gains	-		-		-	(0.53)
Total distributions		-		(0.03)		-	(0.64)

Net asset value, end of period		$ 6.45		$ 5.48		$ 4.28	$ 9.29

Total return (2,3)		17.70%		28.80%		-53.93%	-1.17%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 22,126		$ 20,006		$ 3,735	$ 13,964
	Ratios of gross expenses to
	average net assets: (4)	2.05%	(5)	1.98%		2.45%	2.27%	(5)
	Ratios of net expenses to
	average net assets: (4)	2.05%	(5)	2.00%	(6)	2.35%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	-0.13%	(5)	0.94%		0.94%	0.27%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,7)	-0.13%	(5)	0.95%		0.84%	0.00%	(5)
	Portfolio turnover rate	291%	(8)	474%		653%	360%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
				Investor Class
		Six Months Ended		Year Ended	Period Ended
		October 31, 2010		April 30,	April 30,
		(unaudited)		2010	2009 *

Net asset value, beginning of period		$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)		0.02	0.01
	Net realized and unrealized gain (loss)	0.99		1.16	(1.08)
	Total from investment operations	0.95		1.18	(1.07)

Less distributions from:
	Net Investment Income	-		(0.02)	-
Total distributions		-		(0.02)	-

Net asset value, end of period		$ 6.39		$ 5.44	$ 4.28

Total return (2,3)		17.46%		27.66%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 2,715		$ 808	$ 8
	Ratios of expenses to
	average net assets: (4)	2.80%	(5)	2.73%	2.35%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	-1.42%	(5)	0.34%	0.94%	(5)
	Portfolio turnover rate	291%	(7)	474%	653%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
				Institutional Class
		Six Months Ended		Year Ended		Year Ended	Period Ended
		October 31, 2010		April 30,		April 30,	April 30,
		(unaudited)		2010		2009	2008 *

Net asset value, beginning of period		$ 9.37		$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.11		0.26		0.22	0.24
	Net realized and unrealized gain (loss)	0.39		0.21		(0.64)	(0.07)
	Total from investment operations	0.50		0.47		(0.42)	0.17

Less distributions from:
	Net Investment Income	(0.09)		(0.20)		(0.48)	(0.16)
	Net Realized Gains	-		-		-	(0.01)
Total distributions		(0.09)		(0.20)		(0.48)	(0.17)

Net asset value, end of period		$ 9.78		$ 9.37		$ 9.10	$ 10.00

Total return (2,3)		5.39%		5.24%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 52,044		$ 43,886		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.72%	(5)	1.81%		2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.72%	(5)	1.91%	(6)	2.20%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	2.25%	(5)	2.78%		2.34%	2.84%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (4,7)	2.25%	(5)	2.88%		2.31%	2.65%	(5)
	Portfolio turnover rate	114%	(8)	247%		536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Period Ended
		October 31, 2010		April 30,	April 30,
		(unaudited)		2010	2009 *

Net asset value, beginning of period		$ 9.33		$ 9.09	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.09		0.26	(0.09)
	Net realized and unrealized gain (loss)	0.37		0.15	(0.08)
	Total from investment operations	0.46		0.41	(0.17)

Less distributions from:
	Net Investment Income	(0.05)		(0.17)	-
Total distributions		(0.05)		(0.17)	-

Net asset value, end of period		$ 9.74		$ 9.33	$ 9.09

Total return (2,3)		4.89%		4.58%	-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,103		$ 1,552	$ 54
	Ratios of expenses to
	average net assets: (4)	2.47%	(5)	2.56%	2.41%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	1.78%	(5)	2.76%	-3.12%	(5)
	Portfolio turnover rate	114%	(7)	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended	Period Ended
		October 31, 2010		April 30,	April 30,	April 30,
		(unaudited)		2010	2009	2008 *

Net asset value, beginning of period		$ 9.84		$ 9.25	$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.07		0.16	0.10	0.17
	Net realized and unrealized gain (loss)	0.18		0.44	(0.39)	(0.39)
	Total from investment operations	0.25		0.60	(0.29)	(0.22)

Less distributions from:
	Net Investment Income	0.00		(0.01)	(0.14)	(0.10)
Total distributions		0.00		(0.01)	(0.14)	(0.10)

Net asset value, end of period		$ 10.09		$ 9.84	$ 9.25	$ 9.68

Total return (2,3)		2.54%		6.48%	-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 19,829		$ 22,394	$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	1.84%	(5)	1.88%	2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.84%	(5)	2.00%	2.21%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	1.35%	(5)	1.68%	1.06%	2.11%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,7)	1.35%	(5)	1.80%	1.05%	1.86%	(5)
	Portfolio turnover rate	153%	(8)	240%	394%	337%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Period Ended
		October 31, 2010		April 30,	April 30,
		(unaudited)		2010	2009 *

Net asset value, beginning of period		$ 9.78		$ 9.24	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.04		0.12	(0.05)
	Net realized and unrealized gain (loss)	0.17		0.42	0.03
	Total from investment operations	0.21		0.54	(0.02)

Net asset value, end of period		$ 9.99		$ 9.78	$ 9.24

Total return (2,3)		2.15%		5.84%	-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 1,731		$ 498	$ 20
	Ratios of expenses to
	average net assets: (4)	2.59%	(5)	2.63%	2.28%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	0.84%	(5)	1.20%	-1.82%	(5)
	Portfolio turnover rate	153%	(7)	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Each Fund currently offers two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 30, 2010 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 48,678,159	-	-	$ 48,678,159
Short-Term Investments	217,352	-	-	217,352
Total	$ 48,895,511	-	-	$ 48,895,511

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,089,077	-	-	$ 7,089,077
Short-Term Investments	58,847	-	-	58,847
Total	$ 7,147,924	-	-	$ 7,147,924

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 24,833,922	-	-	$ 24,833,922
Short-Term Investments	9,595,515	-	-	9,595,515
Total	$ 34,429,437	-	-	$ 34,429,437

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 57,868,121	-	-	$ 57,868,121
Short-Term Investments	562,966	-	-	562,966
Total	$ 58,431,087	-	-	$ 58,431,087

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 19,401,424	-	-	$ 19,401,424
Short-Term Investments	2,802,591	-	-	2,802,591
Total	$ 22,204,015	-	-	$ 22,204,015

The Funds did not hold any Level 3 securities during the year.

*  Refer to the Portfolio of Investments for Industry Classification.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010) or expected to be taken in each Fund’s 2011 tax returns.  The Funds identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six-months ended October 31, 2010, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

         $ 146,311,304

        $ 146,343,993

Explorer Fund

 56,884,505

55,172,101

International Fund

 39,150,899

36,190,061

Strategic Conservative Fund

 58,673,609

47,453,581

Tactical Fund

 30,331,223

33,632,892

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The following table shows amounts recaptured by Adviser from the Institutional Class shares as of October 31, 2010 and remaining waived expenses subject to potential recovery which expire in 2011:

              Remaining Waived Expenses by Expiration Date

Fund

Recaptured

       April 30, 2011

         August 30, 2011

Core Equity Fund

$  30,169

           $        -

                          $       -

Explorer Fund

    23,035

      598

    8,688

International Fund

      2,072

 25,223

    7,153

Strategic Conservative Fund

    33,547

         -

          -

Tactical Fund

    24,952

         -

          -

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

accounts, not otherwise required to be provided by the Adviser. During the six-months ended October 31, 2010, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund

     Institutional Class

Investor Class

Core Equity Fund

$ 61,393

       $16,901

Explorer Fund

   13,648

          3,565

International Fund

   13,861

          2,875

Strategic Conservative Fund

   57,847

                    12,424

Tactical Fund

   26,378                                 4,022

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Each Fund pays a pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the six-months ended October 31, 2010, is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six-months ended October 31, 2010, are summarized in the table below.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the six-months ended October 31, 2010, is summarized in the table below.

Fund

Custody

Compliance

GemCom

Core Equity Fund

 $   415

   $  6,304

   $1,112

Explorer Fund

        37                   1,396

        614

International Fund

        20

      1,401

                  601

Strategic Conservative Fund

      283

      5,855

        961

Tactical Fund

      143

       2,631

                 802

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six-months ended October 31, 2010, the Funds assessed no redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2010 was as follows:

The tax character of distributions for the period ended April 30, 2009 was as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

* Information is for the Fund’s tax year ended December 31, 2008 and for the period January 1, 2009 through April 30, 2009.

As of April 30, 2010, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of short-term capital gains and grantor trusts adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At April 30, 2010, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on April 30 of the years indicated below:

*  The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017, respectively.

Permanent book and tax differences are primarily attributable to net operating losses and grantor trusts adjustments, which resulted in reclassification for the period ended April 30, 2010 as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

7.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period*	Ending Account Value 10/31/09	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.71%	$1,000.00	$969.30	$ 8.49	$1,016.59	$ 8.69
Pacific Financial Explorer Fund	2.04%	$1,000.00	$968.40	$ 10.12	$1,014.92	$ 10.36
Pacific Financial International Fund	2.05%	$1,000.00	$1,177.00	$ 11.25	$1,014.87	$ 10.41
Pacific Financial Strategic Conservative Fund	1.72%	$1,000.00	$1,053.90	$ 8.40	$1,016.53	$ 8.74
Pacific Financial Tactical Fund	1.84%	$1,000.00	$1,025.40	$ 9.39	$1,015.93	$ 9.35

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period*	Ending Account Value 10/31/09	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.46%	$1,000.00	$965.30	$ 12.19	$1,012.80	$ 12.48
Pacific Financial Explorer Fund	2.79%	$1,000.00	$963.40	$ 13.81	$1,011.14	$ 14.14
Pacific Financial International Fund	2.80%	$1,000.00	$1,174.60	$ 15.35	$1,011.00	$ 14.19
Pacific Financial Strategic Conservative Fund	2.47%	$1,000.00	$1,048.90	$ 12.76	$1,012.75	$ 12.53
Pacific Financial Tactical Fund	2.59%	$1,000.00	$1,021.50	$ 13.20	$1,012.15	$ 13.14

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

Renewal of Advisory Agreement – The Pacific Financial Funds

In connection with a regular meeting held on February 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between The Pacific Financial Group, Inc. (“PFG” or the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of PFG’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed PFG’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of PFG’s past performance as investment adviser to the Funds, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that PFG charges a 1.00% annual advisory fee based on the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of each Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for each Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

1/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/5/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/5/11